Investment Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available for Sale Securities by Type
Cost	$ 6,806	$ 13,937
Gross Unrealized Gains	416	444
Gross Unrealized Losses	(75)	(371)
Investment securities	7,147	14,010
U.S. States and Political Subdivisions Debt Securities [Member]
Schedule of Available for Sale Securities by Type
Cost	4,968	6,140
Gross Unrealized Gains	103	24
Gross Unrealized Losses	(72)	(367)
Investment securities	4,999	5,797
U.S. Government agency obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	352	3,402
Gross Unrealized Gains	2	12
Gross Unrealized Losses	0	(1)
Investment securities	354	3,413
U.S. Government treasury obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	330	2,450
Gross Unrealized Gains	10	6
Gross Unrealized Losses	0	0
Investment securities	340	2,456
Corporate debt securities [Member]
Schedule of Available for Sale Securities by Type
Cost	626	1,431
Gross Unrealized Gains	9	15
Gross Unrealized Losses	(3)	(1)
Investment securities	632	1,445
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available for Sale Securities by Type
Cost	261	272
Gross Unrealized Gains	17	6
Gross Unrealized Losses	0	(2)
Investment securities	278	276
Equity securities [Member]
Schedule of Available for Sale Securities by Type
Cost	95	98
Gross Unrealized Gains	265	377
Gross Unrealized Losses	0	0
Investment securities	360	475
Foreign government bonds and obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	120	95
Gross Unrealized Gains	10	4
Gross Unrealized Losses	0	0
Investment securities	130	99
Availabe For Sale Securities Other [Member]
Schedule of Available for Sale Securities by Type
Cost	54	49
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities	$ 54	$ 49